Trade and Other Payables (Tables)	12 Months Ended
Mar. 31, 2021
Payables and Accruals [Abstract]
Schedule of trade and other payables

	JPY (millions) As of March 31
	2020	2021
Trade payables	¥211,627	¥232,105
Other payables	107,189	111,733
Total	¥318,816	¥343,838